Other expenses - Health crisis provision (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	€ 72
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	5
Increases of trade receivables depreciation, consumer loans	3
Increases of trade receivables depreciation, sensitive sectors	€ 2